Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2019		2018
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency type	(Depreciation)	Total	(Depreciation)	Total

Australian dollar	$ 26,836	(27.22)%	$ 277,377	7.91%
British pound	(25,725)	26.09	(46,337)	(1.32)
Canadian dollar	27,770	(28.17)	176	0.01
Euro	354,632	(359.70)	488,130	13.91
Hong Kong dollar	35,935	(36.45)	(64,664)	(1.84)
Japanese yen	(175,416)	177.92	150,486	4.29
Korean won	158,438	(160.70)	(1,762)	(0.05)
Malaysian ringgit	(5,904)	5.99	-	-
Norwegian krone	(87,266)	88.51	66,439	1.89
Polish zloty	54,841	(55.62)	(11,320)	(0.32)
Singapore dollar	428	(0.43)	(2,527)	(0.07)
South African rand	15,179	(15.40)	14,184	0.40
Swedish krona	23,372	(23.71)	29,414	0.84
Taiwan dollar	(67)	0.07	-	-
Thai baht	(625)	0.63	(196)	(0.01)
U.S. dollar	(501,020)	508.19	2,609,394	74.36

Total	$ (98,592)	100.00%	$ 3,508,794	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 340,590	$ (106,604)	$ 79,540	$ (1,390)	$ 312,136
Grains	19,178	(2,420)	5,688	(210,225)	(187,779)
Interest rates	15,841	(74,086)	562,011	(109,203)	394,563
Livestock	-	(140)	-	-	(140)
Metals	643,619	(256,322)	286,283	(378,574)	295,006
Softs	15,605	(1,265)	6,852	(24,915)	(3,723)
Stock indices	360,698	(293,292)	250,607	(30,604)	287,409
Total futures contracts	1,395,531	(734,129)	1,190,981	(754,911)	1,097,472

Forward currency contracts	3,441,103	(547,890)	503,584	(4,592,861)	(1,196,064)

Total futures and
forward currency contracts	$ 4,836,634	$ (1,282,019)	$ 1,694,565	$ (5,347,772)	$ (98,592)

Fair Value of Futures and Forward Currency Contracts at December 31, 2018

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ (59,830)	$ 3,439,881	$ (89,078)	$ 3,290,973
Grains	480	(18,990)	254,628	(3,050)	233,068
Interest rates	1,324,780	(178,816)	73	(1,090,509)	55,528
Livestock	-	-	1,960	(1,150)	810
Metals	33,972	(544,058)	657,517	(260,620)	(113,189)
Softs	-	-	83,680	(7,099)	76,581
Stock indices	72,509	(163,175)	83,422	(308,793)	(316,037)
Total futures contracts	1,431,741	(964,869)	4,521,161	(1,760,299)	3,227,734

Forward currency contracts	1,791,331	(971,138)	2,070,787	(2,609,920)	281,060

Total futures and
forward currency contracts	$ 3,223,072	$ (1,936,007)	$ 6,591,948	$ (4,370,219)	$ 3,508,794

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2019	2018

Futures contracts:
Energies	$(5,160,841)	$13,216,525
Grains	1,424,403	1,043,302
Interest rates	9,961,650	2,488,262
Livestock	(20,230)	(200)
Metals	(427,650)	(2,291,830)
Softs	(456,140)	381,022
Stock indices	9,994,313	(10,587,986)

Total futures contracts	15,315,505	4,249,095

Forward currency contracts	(3,678,413)	251,371

Total futures and
forward currency contracts	$11,637,092	$4,500,466

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2019		2018
Sector	Long positions	Short positions	Long positions	Short positions

Futures contracts:
Energies	$ 13,965,899	$ 13,563,138	$ 36,348,276	$ 10,122,699
Grains	2,112,518	9,978,821	1,241,931	14,004,045
Interest rates	141,987,894	154,073,152	333,665,070	73,055,358
Livestock	282,254	573,642	116,104	532,098
Metals	5,922,254	8,280,007	4,519,432	15,849,570
Softs	356,235	3,444,006	900,561	2,374,802
Stock indices	72,818,598	35,956,972	102,723,849	26,997,643

Total futures contracts	237,445,652	225,869,738	479,515,223	142,936,215

Forward currency contracts	32,375,779	71,372,885	27,311,610	120,920,020

Total futures and
forward currency contracts	$ 269,821,431	$ 297,242,623	$ 506,826,833	$ 263,856,235

Offsetting Of Derivative Assets And Liabilities

Offsetting derivative assets and liabilities at December 31, 2019

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$719,162	$(343,980)	$375,182
Counterparty I	1,247,715	(935,027)	312,688
Counterparty J	619,635	(210,033)	409,602

Total assets	$2,586,512	$(1,489,040)	$1,097,472

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty G	2,882,795	(2,020,760)	862,035
Counterparty K	2,257,956	(1,923,927)	334,029

Total liabilities	$5,140,751	$(3,944,687)	$1,196,064

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 375,182	$ -	$ (375,182)	$ -
Counterparty I	312,688	-	(312,688)	-
Counterparty J	409,602	-	(409,602)	-

Total	$ 1,097,472	$ -	$ (1,097,472)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$ 862,035	$ -	$ (862,035)	$ -
Counterparty K	334,029	-	(334,029)	-

Total	$ 1,196,064	$ -	$ (1,196,064)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2019.

Offsetting derivative assets and liabilities at December 31, 2018

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$1,839,982	$(486,687)	$1,353,295
Counterparty I	2,527,506	(1,885,461)	642,045
Counterparty J	1,585,414	(353,020)	1,232,394
Total futures contracts	$5,952,902	$(2,725,168)	$3,227,734

Forward currency contracts
Counterparty G	1,702,480	(1,120,787)	581,693

Total assets	$7,655,382	$(3,845,955)	$3,809,427

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty K	2,460,271	(2,159,638)	300,633

Total liabilities	$2,460,271	$(2,159,638)	$300,633

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,353,295	$ -	$ (1,353,295)	$ -
Counterparty G	581,693	-	-	581,693
Counterparty I	642,045	-	(642,045)	-
Counterparty J	1,232,394	-	(1,232,394)	-

Total	$ 3,809,427	$ -	$ (3,227,734)	$ 581,693

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty K	$ 300,633	$ -	$ (300,633)	$ -

Total	$ 300,633	$ -	$ (300,633)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2018.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2018.